Document And Entity Information (USD $)	9 Months Ended
	Sep. 30, 2013	Nov. 15, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	POSITIVEID Corp
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		40,776,997
Entity Public Float			$ 2,701,550
Amendment Flag	true
Amendment Description	Form S-1/A Amendment No. 2
Entity Central Index Key	0001347022
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q3